BUSINESS SEGMENT INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) segment item	Dec. 31, 2021 USD ($) item segment	Dec. 31, 2020 USD ($) segment item
Disclosure of operating segments [line items]
Number of global franchise divisions | item	3	3	3
Number of reportable segments | segment	3	3	3
Revenue	$ 5,215	$ 5,212	$ 4,560
Unsatisfied performance obligation	0
Accrual for rebates	103	97
Revenue recognised, rebates	369
United Kingdom
Disclosure of operating segments [line items]
Revenue	186	189	166
United States of America
Disclosure of operating segments [line items]
Revenue	2,764	2,658	2,339
China
Disclosure of operating segments [line items]
Revenue	319	352	318
Orthopaedics
Disclosure of operating segments [line items]
Revenue	2,113	2,156	1,917
Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	1,590	1,560	1,333
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	1,512	1,496	1,310
Sports Medicine Joint Repair | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	870	839	710
Arthroscopic Enabling Technologies | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	567	590	517
ENT (Ear, Nose and Throat) | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	153	131	106
Knee Implants | Orthopaedics
Disclosure of operating segments [line items]
Revenue	899	876	822
Hip Implants | Orthopaedics
Disclosure of operating segments [line items]
Revenue	584	612	567
Other Reconstruction | Orthopaedics
Disclosure of operating segments [line items]
Revenue	87	92	68
Trauma & Extremities | Orthopaedics
Disclosure of operating segments [line items]
Revenue	543	576	460
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	1,512	1,496	1,310
Advanced Wound Management | Established Markets
Disclosure of operating segments [line items]
Revenue	1,319	1,327	1,170
Advanced Wound Management | Emerging Markets
Disclosure of operating segments [line items]
Revenue	193	169	140
Advanced Wound Care | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	712	731	647
Advanced Wound Bioactives | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	520	496	431
Advanced Wound Devices | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	280	269	232
Orthopaedics, Sports Medicine and Ear Nose and Throat [Member]
Disclosure of operating segments [line items]
Revenue	3,703	3,716	3,250
Orthopaedics, Sports Medicine and Ear Nose and Throat [Member] | Established Markets
Disclosure of operating segments [line items]
Revenue	2,949	2,969	2,619
Orthopaedics, Sports Medicine and Ear Nose and Throat [Member] | Emerging Markets
Disclosure of operating segments [line items]
Revenue	754	747	631
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	5,215	5,212	4,560
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management | Established Markets
Disclosure of operating segments [line items]
Revenue	4,268	4,296	3,789
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management | Emerging Markets
Disclosure of operating segments [line items]
Revenue	$ 947	$ 916	$ 771